Non-Controlling Interest - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non Controlling Interests [Line Items]
Contribution of capital by non controlling interests		$ 637
Non-controlling interests [member]
Non Controlling Interests [Line Items]
Contribution of capital by non controlling interests	$ 0	$ 637